Related Party Transactions - Summary of Transactions with Related Parties(Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Joint ventures where entity is venturer
Disclosure of transactions between related parties
Sales to related parties	$ 183	$ 155
Purchases from related parties	16	13
Associates
Disclosure of transactions between related parties
Sales to related parties	85	89
Purchases from related parties	$ 90	$ 168